Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other non-current assets
Prepayments for purchase of office building		¥ 456,457	¥ 288,999
Online direct sales and online marketplace receivables		976,486
Staff loans		39,903
Prepayments for purchase of land use rights		60,519	96,911
Rental deposits		182,256	108,621
Prepayments for purchase of property, equipment and software		70,873	110,469
Bridge loans		258,167
Others		62,012	20,391
Total	$ 325,214	¥ 2,106,673	¥ 625,391